Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Miscellaneous Assets [Abstract]
Spare parts	$ 2,836		$ 2,156
Refundable deposits	1,971		2,009
Other financial assets	1,000		1,000
Others	2,035		2,450
Other assets	7,842		7,615
Others	143		193
Other current assets	2,979	$ 108	2,349
Others	1,892		2,257
Other noncurrent assets	$ 4,863	$ 176	$ 5,266